Supplementary Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2014
Supplementary Information to Statements of Operations t [Abstract]
Schedule of financial expenses net

	Year ended December 31,
	2014	2013	2012
Financial income:
Interest on bank deposits	$1	$2	$5
foreign currency transaction	70	16	-

	71	18	5
Financial expenses:
In respect of bank loans, bank fees, convertible note and	(454)	(506)	(651)
Liability related to Dimex acquisition	(31)	(36)	(30)
Change in fair value of forward contracts	(30)	(25)	(34)
Other (mainly foreign currency transaction losses)	-	-	(71)

	(515)	(567)	(786)

	$(444)	$(549)	$(781)

Schedule of net earnings (loss) per share

		Year ended December 31,
		2014	2013	2012
1.	Numerator:
	Income (loss)	$(433)	$-	$(549)

	Net loss available to Ordinary shareholders	$(433)	$-	$(549)

2.	Denominator (in thousands):

	Basic and diluted weighted average Ordinary shares outstanding (in thousands)	1,449	1,172	1,118
	Basic and diluted loss per share	$(0.30)	$-	$(0.49)